Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Provision (benefit) for income taxes from continuing operations [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Current:
Federal	$(9)	$(17)	$91
State	2	7	17
Foreign	10	(13)	40
	3	(23)	148
Deferred:
Federal	1,108	348	220
State	119	40	(13)
Foreign	19	36	5
	1,246	424	212
Total provision (benefit)	$1,249	$401	$360

Provision for income taxes from continuing operations at federal statutory rate [Table Text Block]
Reconciliations from the Provision (benefit) for income taxes at the federal statutory rate to the recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Provision (benefit) at statutory rate	$1,255	$378	$451
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(75)	(78)	(72)
State income taxes (net of federal benefit)	82	26	2
Foreign operations – net	(11)	(32)	(36)
Taxes on undistributed earnings of foreign subsidiaries – net	(37)	99	—
Other – net	35	8	15
Provision (benefit) for income taxes	$1,249	$401	$360

Deferred tax liabilities and Deferred tax assets [Table Text Block]
Significant components of deferred tax liabilities and deferred tax assets are as follows:

	December 31,
	2014	2013
	(Millions)
Deferred tax liabilities:
Property, plant, and equipment	$4	$102
Undistributed earnings of foreign subsidiaries	—	75
Investments	5,472	3,663
Other	10	—
Total deferred tax liabilities	5,486	3,840
Deferred tax assets:
Accrued liabilities	178	126
Minimum tax credits	137	66
Foreign tax credit	251	42
Federal loss carryovers	134	—
State losses and credits	250	194
Other	97	91
Total deferred tax assets	1,047	519
Less valuation allowance	206	181
Net deferred tax assets	841	338
Overall net deferred tax liabilities	$4,645	$3,502

Reconciliation of beginning and ending amount of unrecognized tax benefits [Table Bext Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
	(Millions)
Balance at beginning of period	$66	$58
Additions based on tax positions related to the current year	11	4
Additions for tax positions of prior years	12	18
Reductions for tax positions of prior years	—	(2)
Settlement with taxing authorities	—	(12)
Balance at end of period	$89	$66